SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

16. SEGMENT INFORMATION

The Company operates in a single reportable operating segment, being the acquisition, exploration, development and strategic disposition of its North American mineral properties. Geographic information about the Company’s non-current assets, excluding financial instruments, as at December 31, 2022 and December 31, 2021 is as follows: Canada - $251,941,000 (December 31, 2021 - $209,739,000) and USA - $132,000 (December 31, 2021 - $226,000).